Post-employment benefits for associates - Weighted average actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate	3.60%	1.40%
Expected rate of pension increase	1.10%	1.10%
Expected rate of salary increase	2.50%	2.20%
Interest on savings account	2.90%	1.30%
Current average life expectancy for a 65-year-old male (in years)	20 years	20 years
Current average life expectancy for a 65-year-old female (in years)	22 years	22 years
Pension plans | Switzerland | Country of domicile
Disclosure of defined benefit plans [line items]
Discount rate	2.20%	0.20%
Pension plans | United States | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	5.30%	2.80%
Pension plans | Germany | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	3.70%	1.20%
Pension plans | United Kingdom | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	4.80%	1.90%
Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	5.30%	2.70%
Expected rate of pension increase
Expected rate of salary increase
Interest on savings account
Current average life expectancy for a 65-year-old male (in years)	21 years	21 years
Current average life expectancy for a 65-year-old female (in years)	23 years	23 years
Other post-employment benefit plans | United States | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate	5.30%	2.70%